Acquisitions - Purchase price allocation for asset acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combinations And Asset Acquisitions [Abstract]
Currently marketed products	$ 385	$ 0	$ 0
Acquired in-process research & development	10	0	0
Other intangible assets (including software)	12	0	0
Deferred tax assets	57	0	0
Trade receivables	10	0	0
Inventory	16	0	0
Cash and cash equivalents	4	0	0
Other assets	6	0	0
Trade payables and other liabilities	(11)	0	0
Net identifiable assets acquired	489	0	0
Acquired liquidity	(4)	0	0
Net assets recognized as a result of asset acquisitions	$ 485	$ 0	$ 0